Acquistion of Delaware Bancshares, Inc. (Nonrecurring Adjustments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Professional Fees [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Acquisition Related Costs	$ 1,602	$ 80
Data Processing Related [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Acquisition Related Costs	638
Other Acquisition-Related Costs [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Acquisition Related Costs	$ 810